Document and Entity Information	Jun. 30, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001758766
Document Type	8-K/A
Document Period End Date	Jun. 30, 2025
Entity Registrant Name	STEM, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39455
Entity Tax Identification Number	85-1972187
Entity Address, Address Line One	1400 Post Oak Boulevard
Entity Address, Address Line Two	Suite 560
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	1-877
Local Phone Number	374-7836
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001
Trading Symbol	STEM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Stem, Inc. (the “Company”) is filing this Form 8-K/A to correct a typographical error in the Company’s Current Report on Form 8-K filed by the Company on July 2, 2025, which incorrectly reported the number of options awarded to Mr. Brian Musfeldt. Other than such correction, no other changes have been made.